Other notes - Additional disclosures on financial instruments, derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Receivables from hedges/ derivatives	€ 2,964	€ 2,826
Receivables from hedges/derivatives, Thereof current	757	1,599
Receivables from hedges/derivatives, Thereof non-current	2,207	1,227
Liabilities from derivatives	4,330	863
Liabilities from derivatives, Thereof current	774	863
Liabilities from derivatives, Thereof non-current	3,556	0
Foreign currency derivatives
Disclosure of detailed information about hedging instruments [line items]
Receivables from hedges/ derivatives	559	271
Receivables from hedges/derivatives, Thereof current	559	271
Receivables from hedges/derivatives, Thereof non-current	0	0
Liabilities from derivatives	749	0
Liabilities from derivatives, Thereof current	749	0
Liabilities from derivatives, Thereof non-current	0	0
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Receivables from hedges/ derivatives	2,207	1,022
Receivables from hedges/derivatives, Thereof current	0	0
Receivables from hedges/derivatives, Thereof non-current	2,207	1,022
Liabilities from derivatives	509	0
Liabilities from derivatives, Thereof current	0	0
Liabilities from derivatives, Thereof non-current	509	0
Interest rate and foreign currency derivatives
Disclosure of detailed information about hedging instruments [line items]
Receivables from hedges/ derivatives	0	205
Receivables from hedges/derivatives, Thereof current	0	0
Receivables from hedges/derivatives, Thereof non-current	0	205
Liabilities from derivatives	3,047	0
Liabilities from derivatives, Thereof current	0	0
Liabilities from derivatives, Thereof non-current	3,047	0
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Receivables from hedges/ derivatives	198	1,328
Receivables from hedges/derivatives, Thereof current	198	1,328
Receivables from hedges/derivatives, Thereof non-current	0	0
Liabilities from derivatives	25	863
Liabilities from derivatives, Thereof current	25	863
Liabilities from derivatives, Thereof non-current	€ 0	€ 0